Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Long-Term Investments Abstract]
Investment in Quleduo	$ 1,500,000	$ 1,500,000
Investment in AIFLIX LLC (“AIFlix”)	213,000
Less: share of equity loss in Quleduo	(21,300)	(19,200)
Long-term investment	$ 1,691,700	$ 1,480,800